SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 02, 2023 USD ($) shares	Nov. 27, 2024 USD ($) $ / shares shares	Mar. 23, 2021	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 18, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 27, 2023 USD ($)	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Short form base shelf prospectus											$ 200,000
Aggregate offering value under ATM equity facility										$ 60,000		$ 60,000
Maximum percentage of ownership of issued and outstanding shares for stock option plan								5.00%
Weighted average share price | $ / shares				$ 5.57		$ 4.49
Share-based compensation expense					$ 1,848		$ 1,537
Unvested share option expense not yet recognized								$ 480	$ 392
Maximum percentage of ownership of issued and outstanding shares for share units plan			1.50%
Performance share units settled for shares | shares	205,918				0		611,000
Settlement of performance share units (shares) | shares	411,836
Performance share units settled for cash | shares	405,082
Amount of performance share units settled for cash	$ 2,412
Share based compensation expense related to performance share units					$ 874		$ 1,413
Deferred share units, fair value per unit | $ / shares				$ 5.27		$ 2.6
Expense (recovery) on directors compensation related to deferred share units					1,781		(1,327)
Deferred share units outstanding | shares								1,044,204	1,044,204				1,044,204
Deferred share units outstanding, fair market value								$ 3,829	$ 2,048
Expense (recovery) related to share appreciation rights					$ (20)		(64)
Share appreciation rights outstanding, fair market value								$ 23	$ 43
Number of anti-dilutive stock options | shares								949,291	2,095,291
December 2023 ATM Facility [Member]
Disclosure of classes of share capital [line items]
Public equity offerings, net of issuance costs (shares) | shares					27,540,971
Equity issuance, price per share | $ / shares					$ 2
Proceeds from issuing shares					$ 55,151
Payments of commission					1,103
Additional transaction costs					258
Prospectus supplement to the June 2023 [Member]
Disclosure of classes of share capital [line items]
Public equity offerings, net of issuance costs (shares) | shares		15,825,000
Equity issuance, price per share | $ / shares		$ 4.6
Proceeds from issuing shares		$ 72,795
Payments of commission		3,855
Additional transaction costs		$ 357
Deferred Share Units redeemable at Director's retirement [Member]
Disclosure of classes of share capital [line items]
Deferred share units outstanding | shares								564,841	330,078				104,596
Deferred share units share based compensation expense					$ 520		$ 667
March 23, 2025 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested | shares					163,000
March 7, 2026 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested | shares					320,000
March 13, 2027 [Member]
Disclosure of classes of share capital [line items]
Performance share units vested | shares					595,000
Minimum [Member]
Disclosure of classes of share capital [line items]
Percentage of performance payout multiplier			0.00%
Maximum [Member]
Disclosure of classes of share capital [line items]
Percentage of performance payout multiplier			200.00%